Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than those described below.

Merger Agreement

On February 12, 2024, the Company entered into a Merger Agreement (the “Merger Agreement”), by and among the Company, Nava Health MD, Inc., a Maryland corporation (“Nava”), and NNAG Merger Sub, Inc., a Maryland corporation and wholly-owned subsidiary of the Company (“Merger Sub”), which, among other things, provides for the merger of Merger Sub with and into Nava, with Nava surviving such merger as a wholly owned subsidiary of the Company (the “Merger,” and the transactions contemplated by the Merger Agreement, the “Transactions”). Following the consummation of the Transactions, the Company will change its name to Nava Health MD, Inc.